Capital Stock Capital Stock - RSU Transactions (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2018	Dec. 31, 2017 shares	Dec. 31, 2016 shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	3.2		3.8	3.5
Granted (in shares)	2.6		1.9	2.3
Settled (in shares)	(1.8)	0	(2.3)	(1.9)
Forfeited/Expired (in shares)	(0.2)		(0.2)	(0.1)
Outstanding, ending balance (in shares)	3.8		3.2	3.8
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0.7
LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	1.7		0.8	0.0
Granted (in shares)	0.0		1.4	0.8
Settled (in shares)	(0.9)		(0.3)	0.0
Forfeited/Expired (in shares)	(0.1)		(0.2)	0.0
Outstanding, ending balance (in shares)	0.7		1.7	0.8
CSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2.5
CSUP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	1.5		3.0	3.5
Granted (in shares)	2.6		0.5	1.5
Settled (in shares)	(0.9)		(2.0)	(1.9)
Forfeited/Expired (in shares)	(0.1)		0.0	(0.1)
Outstanding, ending balance (in shares)	3.1		1.5	3.0